6. Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TradeAccountsReceivableLineItemLineItems [Line Items]
Trade account receivables gross	R$ 4,061,932	R$ 3,656,044
Falling Due [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Trade account receivables gross	2,576,307	2,459,315
Overdue Up To 30 days [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Trade account receivables gross	328,457	308,744
Overdue Up To 60 days [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Trade account receivables gross	146,200	144,309
Overdue Up To 90 days [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Trade account receivables gross	149,852	117,759
Invoices Overdue More Than 90 days [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Trade account receivables gross	R$ 861,116	R$ 625,917